Regulatory Matters - Summary of Company and Bank Continue to Exceed Regulatory Capital Minimum Requirements and Bank Continues to Exceed Well Capitalized Standards (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2015
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital Ratio, Amount	$ 242,192	$ 232,765	$ 178,645
Tier 1 Risk-Based Capital Ratio, Ratio	17.72%	17.42%	15.81%
Tier 1 Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Amount	$ 82,003	$ 80,163	$ 67,813
Tier 1 Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Ratio	6.00%	6.00%	6.00%	4.00%
Tier 1 Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Amount	$ 109,338	$ 106,884	$ 90,417
Tier 1 Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Ratio	8.00%	8.00%	8.00%	6.00%
Total Risk-Based Capital Ratio, Amount	$ 256,725	$ 246,820	$ 192,784
Total Risk-Based Capital Ratio, Ratio	18.78%	18.47%	17.06%
Total Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Amount	$ 109,338	$ 106,884	$ 90,417
Total Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%	8.00%
Total Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Amount	$ 136,672	$ 133,605	$ 113,021
Total Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Ratio	10.00%	10.00%	10.00%
RBB Bancorp
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 Leverage Ratio, Amount	$ 249,304	$ 238,219	$ 153,682
Tier 1 Leverage Ratio, Ratio	15.24%	14.35%	10.99%
Tier 1 Leverage Ratio, Minimum Required for Capital Adequacy Purposes Amount	$ 65,439	$ 66,423
Tier 1 Leverage Ratio, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Leverage Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Amount	$ 81,798	$ 83,029
Tier 1 Leverage Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Ratio	5.00%	5.00%
Common Equity Tier 1 Risk-Based Capital Ratio, Amount	$ 245,857	$ 234,794	$ 150,786
Common Equity Tier 1 Risk-Based Capital Ratio, Ratio	17.95%	17.54%	13.30%
Common Equity Tier 1 Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Amount	$ 61,620	$ 60,233
Common Equity Tier 1 Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Amount	$ 89,007	$ 87,003
Common Equity Tier 1 Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Ratio	6.50%	6.50%
Tier 1 Risk-Based Capital Ratio, Amount	$ 249,304	$ 238,219	$ 153,682
Tier 1 Risk-Based Capital Ratio, Ratio	18.21%	17.80%	13.55%
Tier 1 Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Amount	$ 82,161	$ 80,311
Tier 1 Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Amount	$ 109,547	$ 107,081
Tier 1 Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Ratio	8.00%	8.00%
Total Risk-Based Capital Ratio, Amount	$ 313,402	$ 301,802	$ 217,244
Total Risk-Based Capital Ratio, Ratio	22.89%	22.55%	19.16%
Total Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Amount	$ 109,547	$ 107,081
Total Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Amount	$ 136,934	$ 133,851
Total Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Ratio	10.00%	10.00%
Royal Business Bank
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Tier 1 Leverage Ratio, Amount	$ 242,192	$ 232,765	$ 178,645
Tier 1 Leverage Ratio, Ratio	14.84%	14.50%	12.81%
Tier 1 Leverage Ratio, Minimum Required for Capital Adequacy Purposes Amount	$ 65,283	$ 64,214	$ 55,777
Tier 1 Leverage Ratio, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%	4.00%
Tier 1 Leverage Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Amount	$ 81,604	$ 80,267	$ 69,722
Tier 1 Leverage Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Ratio	5.00%	5.00%	5.00%
Common Equity Tier 1 Risk-Based Capital Ratio, Amount	$ 242,192	$ 232,765	$ 178,645
Common Equity Tier 1 Risk-Based Capital Ratio, Ratio	17.72%	17.42%	15.81%
Common Equity Tier 1 Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Amount	$ 61,502	$ 60,122	$ 50,860
Common Equity Tier 1 Risk-Based Capital Ratio, Minimum Required for Capital Adequacy Purposes Ratio	4.50%	4.50%	4.50%
Common Equity Tier 1 Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Amount	$ 88,837	$ 86,843	$ 73,464
Common Equity Tier 1 Risk-Based Capital Ratio, To Be Well-Capitalized Under Prompt Corrective Provisions Ratio	6.50%	6.50%	6.50%